CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net loss	$ (48,443)	$ (39,494)	$ (19,830)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	92,655	81,169	53,148
Loss on disposal of property and equipment, net	674	112	9
Impairment of property and equipment	232	537	520
Amortization of debt discount and issuance costs	2,017	1,934	631
Stock-based compensation expense, net of capitalized amount	8,781	7,182	6,743
Equity in (earnings) of equity-method investment	(200)	(259)	(213)
Provision for doubtful accounts	1,354	1,306	1,861
Non-cash portion of loss on extinguishment of debt			841
Non-cash change in capital lease obligations	(1,437)	(412)	99
Non-cash change in exit activities and restructuring liability	2,241	4,591	1,185
Non-cash change in deferred rent	(1,704)	(2,577)	(1,907)
Deferred taxes	(3,966)	(1,555)	(67)
Other, net	261	81	75
Changes in operating assets and liabilities:
Accounts receivable	(2,211)	2,923	(5,777)
Prepaid expenses, deposits and other assets	1,099	1,839	(218)
Accounts payable	(4,814)	529	3,992
Accrued and other liabilities	(4,206)	413	(5,062)
Deferred revenues	758	498	1,149
Exit activities and restructuring liability	(2,873)	(4,245)	(2,895)
Asset retirement obligation		(1,319)
Other liabilities	(10)	(5)	(601)
Net cash flows provided by operating activities	40,208	53,248	33,683
Cash Flows from Investing Activities:
Purchases of property and equipment	(55,695)	(77,363)	(62,798)
Additions to acquired and developed technology	(1,462)	(3,100)	(801)
Proceeds from sale-leaseback transactions		4,662
Acquisition, net of cash received		74	(144,487)
Net cash flows used in investing activities	(57,157)	(75,727)	(208,086)
Cash Flows from Financing Activities:
Proceeds from credit agreements	21,000	10,000	320,000
Principal payments on credit agreements	(3,000)	(3,000)	(116,000)
Payment of debt issuance costs			(12,415)
Return (payment) of deposit collateral on credit agreement		6,461	(6,461)
Payments on capital lease obligations	(7,879)	(5,921)	(4,655)
Proceeds from exercise of stock options	6,046	1,774	2,138
Acquisition of common stock for income tax withholdings	(1,710)	(1,209)	(1,630)
Other, net	833	(181)	(167)
Net cash flows provided by financing activities	15,290	7,924	180,810
Effect of exchange rates on cash and cash equivalents	(653)	(379)	58
Net (decrease) increase in cash and cash equivalents	(2,312)	(14,934)	6,465
Cash and cash equivalents at beginning of period	20,084	35,018	28,553
Cash and cash equivalents at end of period	17,772	20,084	35,018
Supplemental disclosure of cash flow information:
Cash paid for interest	26,427	24,957	11,678
Non-cash acquisition of property and equipment under capital leases	6,377	9,626	9,815
Additions to property and equipment included in accounts payable	$ 5,170	$ 8,249	$ 7,884